Strategic Funds, Inc.

-          Dreyfus Select Managers Small Cap Value Fund

(the "Fund")

Incorporated herein by reference, on behalf of the Fund, is a supplement to the Fund's prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on August 12, 2014 (SEC Accession No. 0000737520-14-000064).